Condensed Unaudited Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Condensed Unaudited Interim Consolidated Statements of Cash Flows
Net loss	$ (840,654)	$ (1,000,184)	$ (1,721,626)	$ (1,924,750)
Items not affecting cash
Depreciation	51,479	65,381	102,957	130,763
Stock-based compensation	0	1,435	0	11,985
Accreted interest	20,834	26,278	69,351	49,882
Non-cash lease expense	40,582	25,705	(82,143)	62,653
Gain on disposal of assets	(500,000)	0	(500,000)	0
Unrealized foreign exchange loss	629	11,922	1,812	13,683
Change in non-cash operating assets & liabilities
Accounts receivable	37,353	(119,255)	0	447,129
Prepaid expenses, sundry and other assets	40,006	(3,696)	(205,121)	33,938
Accounts payable, accrued liabilities and employee costs payable	851,294	262,254	1,352,435	483,521
Operating lease liability	(40,092)	(33,606)	83,185	(71,947)
Cash flows used in operating activities	(338,569)	(763,766)	(899,150)	(763,143)
Financing activities
Proceeds from private placement financing	0	3,069,448	0	3,069,448
Cost related to private placement	0	(38,220)	0	(38,220)
Cash flows provided from financing activities	0	3,031,228	0	3,031,228
Investing activities
Sale of property and equipment	500,000	0	500,000	0
Cash flows provided from investing activities	500,000	0	500,000	0
(Decrease) increase in cash	161,431	2,267,462	(399,150)	2,268,085
Cash, beginning of period	211,364	202,669	771,945	202,046
Cash, end of period	$ 372,795	$ 2,470,131	$ 372,795	$ 2,470,131